Financial Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ 1,650	$ 0
2021 Bonds [Member]
Change in fair value of derivatives	3,213	(12,252)
Designated as Hedging Instrument [Member]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(1,040)	0
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	1,650	0
Designated as Hedging Instrument [Member] | 2022 Bonds [Member]
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	2,690	0
Not Designated as Hedging Instrument [Member]
Change in fair value of derivatives	2,175	(13,295)
Not Designated as Hedging Instrument [Member] | 2021 Bonds [Member]
Change in fair value of derivatives	$ (1,038)	$ (1,043)